SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 13, 2020 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan		¥ 3,400
Total		25,857		¥ 32,674		$ 3,642,000,000
Long-term Debt, Fair Value		19,100		13,200
Exchangeable Senior Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan		3,696		4,204
Debt instrument, maturity date	Jul. 01, 2027
Long-term Debt, Fair Value		3,700		4,200		521,000,000	$ 609,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Debt Instrument, Face Amount | $	$ 500,000,000
Exchangeable Senior Notes | Other Income Expenses
Short-term borrowings
Changes in fair value of long term debt		623	$ 88,000,000	(97)	$ (14,000,000)
Exchangeable Senior Notes | Ads
Short-term borrowings
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 40.36
Debt Instrument Principal Amount Denomination for Conversion Into Common Stock | $	$ 1,000
Debt Instrument, Convertible, Conversion Ratio	24.7795
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan		21,197		28,398
Securitization debt
Short-term borrowings
Long-term debt, current maturities		964		¥ 72
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan		21,200				3,000,000,000
Short-term borrowings collateralized by short-term and long-term investments		1,900				300,000,000
Short-term and long-term investments		¥ 2,000				$ 300,000,000
Weighted average interest rate		2.50%				2.50%
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term		12 months	12 months
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate		2.80%				2.80%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate		6.00%				6.00%